                       Supplement dated December 14, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "REVOLUTION VARIABLE ANNUITY" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses,

 .    John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A.
     Core Equity, V.A. Bond and V.A. Money Market Funds ("Declaration Prospectus"), and

 .    John Hancock Variable Series Trust I ("VST") prospectus dated May 1, 2001 for the Large Cap Value CORE(SM) II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").

Supplement to the Product Prospectuses:

Discontinued Variable Investment Options

     Seven of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

        .  V.A. Core Equity
        .  V.A. Bond
        .  V.A. Money Market
        . Large Cap Value CORE(SM) II (formerly, "American Leaders Large Cap Value")
        .  Mid Cap Blend
        .  Aggressive Balanced
        .  Active Bond II (formerly, "Core Bond")

     Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the following pages of this supplement.

     References in the Product Prospectuses to any of the discontinued variable investment options should be disregarded.

Additional Variable Investment Options

     If your contract was issued before May 1, 2001, your contract currently enables you to invest in three additional variable investment options:

-------------------------------------------------------------------------------------------------
Variable Investment Option                         Managed By
--------------------------------                   --------------
   V.A. Sovereign Investors ...............        John Hancock Advisers, Inc.
   Templeton International Securities .....        Templeton Investment Counsel, Inc.
   Templeton Developing Markets
     Securities ...........................        Templeton Asset Management, Ltd.
-------------------------------------------------------------------------------------------------

     If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares). In the Product Prospectuses, the term Series Funds includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options.

     The additional variable investment options are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

     We may modify or delete any of these additional variable investment options in the future.

       Annual Fund Expenses and Notes to Annual Fund Expenses

     The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                                 -------------
                                                                                                  Total Fund         Total Fund
                                          Investment   Distribution and     Other Operating        Operating          Operating
                                          Management        Service          Expenses With       Expenses With     Expenses Absent
Fund Name                                    Fee         (12b-I) Fees        Reimbursement       Reimbursement      Reimbursement
---------                                 ----------   ----------------     ---------------      -------------     ---------------
John Hancock Declaration Trust
  (Note 1):
V.A. Sovereign Investors ................    0.60%           N/A                  0.12%              0.72%               0.72%

Franklin Templeton Variable
  Insurance Products Trust - Class 2
  Shares (Note 2):
Templeton International Securities ......    0.67%           0.25%                0.20%              1.12%               1.12%
Templeton Developing Markets
  Securities ............................    1.25%           0.25%                0.31%              1.81%               1.81%
                                                                                                 -------------

     (1) Percentages shown for the above John Hancock Declaration Trust fund reflects the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of eachsuch fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.
     (2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

Supplemental Examples

     The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

     If you "surrender" (turn in) a REVOLUTION Variable Annuity contract at the end of the applicable time period, you would pay:

     --------------------------------------------------------------------------------------
                                                    1 Year   3 Years   5 Years   10 Years
     --------------------------------------------------------------------------------------
        V.A. Sovereign Investors                     $ 83      $107     $ 132     $ 229
     --------------------------------------------------------------------------------------
        Templeton International Securities           $ 87      $119     $ 153     $ 270
     --------------------------------------------------------------------------------------
        Templeton Developing Markets Securities      $ 94      $139     $ 187     $ 336
     --------------------------------------------------------------------------------------

     If you begin receiving payments under one of our REVOLUTION Variable Anuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

     --------------------------------------------------------------------------------------
                                                    1 Year   3 Years   5 Years   10 Years
     --------------------------------------------------------------------------------------
        V.A. Sovereign Investors                     $ 20      $ 62     $ 106     $ 229
     --------------------------------------------------------------------------------------
        Templeton International Securities           $ 24      $ 74     $ 126     $ 270
     --------------------------------------------------------------------------------------
        Templeton Developing Markets Securities      $ 31      $ 94     $ 160     $ 336
     --------------------------------------------------------------------------------------


This supplement is accompanied with prospectuses dated May 1, 2001 for the John Hancock Declaration Funds - V.A. Sovereign Investors Fund, the Franklin Templeton Variable Insurance Products Trust - Templeton International Securities Fund (Class 2 Shares), and the Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund (Class 2 Shares). These prospectuses contain detailed information about the underlying fund for the additional variable investment options listed in this supplement. Be sure to read the prospectus before selecting the corresponding variable investment option.

Supplement to the Declaration Prospectus:

     Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

     ---------------------------------------------------------------------------
           Acquired Fund                 Acquiring Fund            Merger Date
     ---------------------------------------------------------------------------
        V.A. Core Equity              VST Growth & Income           12/7/01
     ---------------------------------------------------------------------------
        V.A. Bond                     VST Active Bond               12/7/01
     ---------------------------------------------------------------------------
        V.A. Money Market             VST Money Market             12/14/01
     ---------------------------------------------------------------------------

     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

Supplement to the VST Prospectus:

     On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("VST Plan") to merge their Fund with the VST "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

     ---------------------------------------------------------------------------
          Acquired Fund                    Acquiring Fund           Merger Date
     ---------------------------------------------------------------------------
     Large Cap Value CORE(SM) II       Large Cap Value CORE(SM)       12/19/01
     ---------------------------------------------------------------------------
     Mid Cap Blend                     Growth & Income                12/14/01
     ---------------------------------------------------------------------------
     Aggressive Balanced               Managed                        12/14/01
     ---------------------------------------------------------------------------
     Active Bond II                    Active Bond                    12/14/01
     ---------------------------------------------------------------------------

     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.